Average Annual Total Returns	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Inception Date	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class C One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Life of Fund	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Calvert International Equity Fund Class A One Year	Prospectus #1 Calvert International Equity Fund Class A Five Years	Prospectus #1 Calvert International Equity Fund Class A Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Equity Fund Class C One Year	Prospectus #1 Calvert International Equity Fund Class C Five Years	Prospectus #1 Calvert International Equity Fund Class C Ten Years	Prospectus #1 Calvert International Equity Fund Class I One Year	Prospectus #1 Calvert International Equity Fund Class I Five Years	Prospectus #1 Calvert International Equity Fund Class I Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 One Year	Prospectus #1 Calvert International Equity Fund Class R6 Five Years	Prospectus #1 Calvert International Equity Fund Class R6 Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index One Year	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Five Years	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A One Year	Prospectus #1 Calvert International Opportunities Fund Class A Five Years	Prospectus #1 Calvert International Opportunities Fund Class A Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Opportunities Fund Class C One Year	Prospectus #1 Calvert International Opportunities Fund Class C Five Years	Prospectus #1 Calvert International Opportunities Fund Class C Ten Years	Prospectus #1 Calvert International Opportunities Fund Class I One Year	Prospectus #1 Calvert International Opportunities Fund Class I Five Years	Prospectus #1 Calvert International Opportunities Fund Class I Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 One Year	Prospectus #1 Calvert International Opportunities Fund Class R6 Five Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Inception Date	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index One Year	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Five Years	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A One Year	Prospectus #2 Calvert Mid-Cap Fund Class A Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class C One Year	Prospectus #2 Calvert Mid-Cap Fund Class C Five Years	Prospectus #2 Calvert Mid-Cap Fund Class C Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class I One Year	Prospectus #2 Calvert Mid-Cap Fund Class I Five Years	Prospectus #2 Calvert Mid-Cap Fund Class I Ten Years
Total	(2.54%)	12.08%	(3.97%)	12.04%	(5.21%)	8.62%	Oct. 01, 2019	(5.96%)	8.20%	(2.16%)	7.02%	0.28%	11.50%	Oct. 01, 2019	(2.54%)	9.87%	4.82%	(12.49%)	10.18%	6.83%	Oct. 29, 2012	(12.27%)	10.25%	6.49%	(7.05%)	8.59%	5.60%	(9.28%)	10.55%	6.59%	Oct. 29, 2012	(7.43%)	11.70%	7.80%	Oct. 29, 2012	(7.38%)	11.72%	7.81%	Feb. 01, 2018	11.26%	9.54%	8.02%	6.11%	11.85%	8.40%	3.92%	11.30%	8.08%	4.11%	9.69%	7.07%	10.16%	12.24%	8.12%	12.28%	13.42%	9.48%	12.30%	13.45%	9.49%	Mar. 07, 2019	8.76%	10.34%	9.89%	7.64%	12.59%	10.91%	6.17%	11.26%	9.96%	6.03%	9.99%	9.01%	11.70%	12.95%	10.60%	13.88%	14.13%	11.91%	13.96%	14.17%	11.92%	Feb. 01, 2019	22.58%	15.09%	14.89%	8.66%	11.09%	10.75%	5.91%	9.26%	8.85%	7.57%	8.59%	8.39%	12.89%	11.46%	10.51%	14.98%	12.64%	11.84%